INVESTMENT IN COMPEDICA (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of investment balance

Fiscal year ended
March 31,
2026
Balance as of April 1	$—
Initial investment in Compedica	5,050
Loss from equity method investment	(44)
Loss on impairment	(4,804)
Change in fair value of investment in Compedica	(182)
Return of investment interest to Compedica	(20)
Investment in Compedica as of March 31	$—